Cash and cash equivalents and restricted cash - Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents and restricted cash
Bank balances and cash	¥ 9,490,997	¥ 21,104,395	¥ 12,062,134	¥ 38,935,841
Time deposits and highly liquid investments with initial terms within three months	1,999,630	4,520,889	7,804,982	1,950,087
Cash held in certain financial institutions	1,064,216	1,682,814	988,136	2,543,789
Total	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252	¥ 43,429,717